Inventories (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Inventory Disclosure [Abstract]
Finished goods	$ 243.9	$ 235.4
Work-in-process	26.5	25.1
Raw materials and supplies	87.4	90.6
Provision for obsolete finished goods and raw materials	(10.7)	(13.3)
Total	$ 347.1	$ 337.8